CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2013
Revenue | Customer concentration
CONCENTRATIONS OF RISK
Schedule of customers accounting for more than 10% of total revenues
Counterparties accounting for more than 10% of total revenues were as follows:

	Year ended December 31,
	2013	2012	2011
Revenue:
Counterparty A	19%	27%	*
Counterparty B	15%	19%	34%
Counterparty C	*	14%	17%
Counterparty D	*	*	12%
Counterparty E	*	*	10%
__________
* Less than 10%

Accounts receivable | Credit concentration
CONCENTRATIONS OF RISK
Schedule of customers accounting for more than 10% of total revenues
Counterparties accounting for more than 10% of total accounts receivable were as follows:

	December 31,
	2013	2012
Accounts receivable:
Counterparty A	37%	30%
Counterparty B	11%	18%
Counterparty C	—%	*
Counterparty D	*	*
Counterparty E	*	*
__________
* Less than 10%